OTHER OPERATING INCOME (Tables)	3 Months Ended
Mar. 31, 2020
OTHER OPERATING INCOME
Schedule of other operating income

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Guarantee income (Note 16)	—	—	—	44,471
Government grant	—	—	—	11,572
VAT in super deduction	—	—	1,925	—
	—	—	1,925	56,043